Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 8.1%
Ahli United Bank BSC	33,701,640	$30,839,552
Aluminium Bahrain BSC(a)	987,477	1,102,580
Bahrain Telecommunications Co. BSC	3,011,528	3,090,999
GFH Financial Group BSC	17,597,471	4,263,847
Ithmaar Holding BSC(a)(b)	7,341,331	538,880

		39,835,858

Bangladesh — 5.8%
Bangladesh Export Import Co. Ltd.	5,197,394	942,200
Beximco Pharmaceuticals Ltd.	2,589,856	2,445,043
BRAC Bank Ltd.(a)	5,157,920	3,521,593
City Bank Ltd. (The)	4,881,298	1,287,123
GrameenPhone Ltd.	824,985	3,090,173
Islami Bank Bangladesh Ltd.	2,865,402	620,640
LafargeHolcim Bangladesh Ltd.	3,262,335	1,478,516
National Bank Ltd.(a)	14,058,413	1,357,022
Olympic Industries Ltd.	1,066,833	2,300,692
Square Pharmaceuticals Ltd.	4,171,259	10,228,055
Summit Power Ltd.	3,135,146	1,380,276

		28,651,333

Jordan — 1.7%
Arab Bank PLC	580,644	4,668,083
Jordan Islamic Bank	360,200	1,381,867
Jordan Petroleum Refinery Co.	522,854	2,374,598

		8,424,548

Kazakhstan — 2.9%
Halyk Savings Bank of Kazakhstan JSC, GDR(c)	712,412	9,510,700
KCell JSC(c)(d)	259,058	1,450,725
NAC Kazatomprom JSC, GDR	270,817	3,588,325

		14,549,750

Kenya — 9.4%
East African Breweries Ltd.	2,821,342	5,392,326
Equity Group Holdings PLC/Kenya	19,897,900	9,895,591
KCB Group Ltd.	17,343,436	8,456,088
Safaricom PLC	80,284,494	22,899,283

		46,643,288

Kuwait — 27.3%
Agility Public Warehousing Co. KSC	2,780,888	7,002,565
ALAFCO Aviation Lease & Finance Co. KSCP	520,690	443,906
Alimtiaz Investment Group KSC	2,284,498	947,488
Boubyan Bank KSCP	2,501,141	4,775,055
Boubyan Petrochemicals Co. KSCP	1,145,011	2,713,654
Burgan Bank SAK	2,227,509	2,272,968
Gulf Bank KSCP	4,318,690	3,923,497
Humansoft Holding Co. KSC	263,918	2,646,999
Integrated Holding Co. KCSC	436,494	712,643
Jazeera Airways Co. KSC	272,398	977,333
Kuwait Finance House KSCP	10,980,272	26,348,316
Kuwait International Bank KSCP	1,558,581	1,380,047
Kuwait Projects Co. Holding KSCP	1,975,822	1,417,805
Mabanee Co. SAK	1,505,665	4,187,910
Mezzan Holding Co. KSCC	332,559	602,065
Mobile Telecommunications Co. KSC	6,235,692	12,048,556
National Bank of Kuwait SAKP	17,331,648	57,677,077
National Industries Group Holding SAK	2,894,675	2,201,020
National Real Estate Co. KPSC(a)	2,230,738	595,500
Warba Bank KSCP(a)	2,220,960	2,032,347

		134,906,751

Security	Shares	Value

Mauritius — 0.4%
Lighthouse Capital Ltd.	3,255,195	$1,966,046
Lighthouse Capital Ltd., New	895,201	61,094

		2,027,140

Morocco — 10.7%
Attijariwafa Bank	294,220	14,774,209
Banque Centrale Populaire	157,113	4,457,106
Cosumar	202,922	4,540,192
Douja Promotion Groupe Addoha SA(a)	224,654	188,636
Label Vie	6,334	1,934,597
Maroc Telecom	1,469,341	22,804,185
Societe d’Exploitation des Ports	156,342	3,075,527
TOTAL Maroc SA	9,528	1,075,273

		52,849,725

Nigeria — 8.5%
Access Bank PLC	124,533,699	3,176,004
Afriland Properties PLC(a)	8,020	44
Dangote Cement PLC	17,909,699	7,051,296
FBN Holdings PLC	125,400,906	2,316,477
Guaranty Trust Bank PLC	102,774,237	8,628,275
MTN Nigeria Communications PLC	17,243,926	5,705,186
Nestle Nigeria PLC	1,941,835	7,227,674
United Bank for Africa PLC	119,610,221	2,324,930
Zenith Bank PLC	109,573,675	5,619,163

		42,049,049

Oman — 2.4%
Bank Muscat SAOG	5,352,583	6,172,047
Bank Nizwa SAOG(a)	4,226,735	1,020,871
Oman Telecommunications Co. SAOG	1,343,567	2,121,513
Ooredoo	1,252,531	1,717,534
Sohar International Bank SAOG	2,784,281	802,637

		11,834,602

Romania — 8.4%
Banca Transilvania SA	27,420,448	16,115,734
BRD-Groupe Societe Generale SA	1,473,589	5,196,407
OMV Petrom SA	79,786,799	8,118,899
Societatea Energetica Electrica SA	999,929	2,592,729
Societatea Energetica Electrica SA, New	1,022,991	501
Societatea Nationala de Gaze Naturale ROMGAZ SA	816,312	7,130,677
Transgaz SA Medias	30,313	2,581,539

		41,736,486

Sri Lanka — 1.4%
John Keells Holdings PLC	5,591,128	5,222,610
Sampath Bank PLC	1,626,925	1,566,452

		6,789,062

Vietnam — 12.3%
Bank for Foreign Trade of Vietnam JSC	638,555	2,349,816
Bank for Investment and Development of Vietnam JSC	483,450	844,682
Bao Viet Holdings	151,320	458,921
FLC Faros Construction JSC(a)	474,532	497,460
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	365,180	417,484
Hoa Phat Group JSC(a)	3,822,542	3,768,123
Hoang Huy Investment Financial Services JSC	480,620	594,036
Kinh Bac City Development Share Holding Corp.	702,300	465,069
Masan Group Corp.(a)	1,179,950	3,563,266
No Va Land Investment Group Corp.(a)	675,299	1,654,745
PetroVietnam Drilling & Well Services JSC(a)	541,600	360,989
PetroVietnam Gas JSC	169,070	733,026

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Vietnam (continued)
PetroVietnam Power Corp.(a)	1,347,640	$744,167
PetroVietnam Technical Services Corp.	624,898	469,078
Saigon Beer Alcohol Beverage Corp.	188,010	1,833,057
Saigon Thuong Tin Commercial JSB(a)	1,066,229	464,578
SSI Securities Corp.	919,320	785,269
Thanh Thanh Cong — Bien Hoa JSC	601,538	485,279
Viet Capital Securities JSC	335,890	488,330
Vietjet Aviation JSC	468,200	2,926,755
Vietnam Dairy Products JSC	1,760,338	9,226,966
Vietnam Electrical Equipment JSC(a)	686,821	597,042
Vietnam National Petroleum Group	227,910	566,334
Viglacera Corp. JSC(a)	636,940	504,221
Vincom Retail JSC	2,681,747	3,985,599
Vingroup JSC(a)	2,391,188	11,935,308
Vinh Hoan Corp.	133,760	439,134
Vinhomes JSC(e)	2,392,285	9,484,512

		60,643,246

Total Common Stocks — 99.3% (Cost: $410,287,097)		490,940,838

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	5,946	5,949

Total Short-Term Investments — 0.0% (Cost: $5,947)		5,949

Total Investments in Securities — 99.3% (Cost: $410,293,044)		490,946,787

Other Assets, Less Liabilities — 0.7%		3,507,448

Net Assets — 100.0%		$494,454,235

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,535	411	5,946	$5,949	$127	(a)	$—	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	—	2,708		—	—

				$5,949	$2,835		$—	$(1)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Frontier 100 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$490,401,413	$545	$538,880	$490,940,838
Money Market Funds	5,949	—	—	5,949

	$490,407,362	$545	$538,880	$490,946,787

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

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